Guarantee of Registered Securities (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Parent Guarantor	Dec. 31, 2010 Parent Guarantor	Dec. 31, 2009 Parent Guarantor	Dec. 31, 2011 Subsidiary Issuer	Dec. 31, 2010 Subsidiary Issuer	Dec. 31, 2009 Subsidiary Issuer	Dec. 31, 2011 Other Non-Guarantor Subsidiaries	Dec. 31, 2010 Other Non-Guarantor Subsidiaries	Dec. 31, 2009 Other Non-Guarantor Subsidiaries	Dec. 31, 2011 Consolidating Adjustments	Dec. 31, 2010 Consolidating Adjustments	Dec. 31, 2009 Consolidating Adjustments	Dec. 31, 2011 7.375% Debt securities due December 2012	Dec. 31, 2011 3.50% senior notes due September 2015	Dec. 31, 2010 3.50% senior notes due September 2015	Sep. 07, 2010 3.50% senior notes due September 2015	Dec. 31, 2011 3.125% Senior notes due 2016	May 24, 2011 3.125% Senior notes due 2016	Dec. 31, 2011 5.00% Senior notes due September 2020	Sep. 07, 2010 5.00% Senior notes due September 2020	Dec. 31, 2011 8.205% Junior subordinated deferrable interest debentures due January 2027	Dec. 31, 2011 6.25% Senior notes due September 2040	Sep. 07, 2010 6.25% Senior notes due September 2040
Financial Information for Subsidiary Guarantors and Non Guarantors
Parent company's percentage ownership of guarantors												100.00%
Debt Instrument, Variable Rate (as a percent)																								7.375%	3.50%	3.50%	3.50%	3.125%	3.125%	5.00%	5.00%	8.205%	6.25%	6.25%
Revenue
Commissions, fees and other	$ 2,980	$ 2,708	$ 2,799	$ 2,748	$ 2,897	$ 1,786	$ 1,883	$ 1,891	$ 11,235	$ 8,457	$ 7,521							$ 11,236	$ 8,459	$ 7,521	$ (1)	$ (2)
Fiduciary investment income	14	15	12	11	12	15	15	13	52	55	74				2	15	32	50	40	42
Total revenue	2,994	2,723	2,811	2,759	2,909	1,801	1,898	1,904	11,287	8,512	7,595				2	15	32	11,286	8,499	7,563	(1)	(2)
Expenses
Compensation and benefits									6,567	5,097	4,597				115	44	(105)	6,452	5,053	4,702
Other general expenses									3,114	2,189	1,977				9	36	(7)	3,107	2,155	1,984	(2)	(2)
Total operating expenses									9,681	7,286	6,574				124	80	(112)	9,559	7,208	6,686	(2)	(2)
Operating income	435	341	434	396	422	263	268	273	1,606	1,226	1,021				(122)	(65)	144	1,727	1,291	877	1
Interest income									18	15	16				4	7	6	14	8	10
Interest expense									(245)	(182)	(122)				(171)	(105)	(63)	(74)	(77)	(59)
Intercompany interest income (expense)															180	133	121	(180)	(133)	(121)
Other (expense) income									5		34				(9)	(3)	26	15	3	8	(1)
Income from continuing operations before income taxes									1,384	1,059	949				(118)	(33)	234	1,502	1,092	715
Income tax (benefit) expense									378	300	268				(43)	(14)	89	421	314	179
Income from continuing operations	280	208	265	253	242	147	184	186	1,006	759	681				(75)	(19)	145	1,081	778	536
Income (loss) from discontinued operations before income taxes									5	(39)	83				5	(39)	(4)			87
Income tax expense									1	(12)	(28)				1	(12)	(2)			(26)
Income (loss) from discontinued operations			2	2	(1)		(26)		4	(27)	111				4	(27)	(2)			113
Equity in earnings of subsidiaries, net of tax												979	706	747	921	622	496	850	576	639	(2,750)	(1,904)	(1,882)
Net income	280	208	267	255	241	147	158	186	1,010	732	792	979	706	747	850	576	639	1,931	1,354	1,288	(2,750)	(1,904)	(1,882)
Less: Net income attributable to noncontrolling interests	3	10	9	9	10	3	5	8	31	26	45							31	26	45
Net income attributable to Aon stockholders	277	198	258	246	231	144	153	178	979	706	747	979	706	747	850	576	639	1,900	1,328	1,243	(2,750)	(1,904)	(1,882)
Comprehensive income (loss), net of related tax:
Net income	280	208	267	255	241	147	158	186	1,010	732	792	979	706	747	850	576	639	1,931	1,354	1,288	(2,750)	(1,904)	(1,882)
Less: Net income attributable to noncontrolling interests	3	10	9	9	10	3	5	8	31	26	45							31	26	45
Net income attributable to Aon stockholders	277	198	258	246	231	144	153	178	979	706	747	979	706	747	850	576	639	1,900	1,328	1,243	(2,750)	(1,904)	(1,882)
Other comprehensive income, net of tax:
Change in accounting principle										(44)						(44)
Change in fair value of derivatives									(13)	(24)	13					(17)	(12)	(13)	(7)	25
Change in investment gains/losses											(12)						(9)			(3)
Foreign currency translation adjustments									(43)	(135)	203				(6)	125	(6)	(37)	(260)	209
Post-retirement benefit obligation									(396)	(41)	(413)				173	62	32	223	(21)	381
Total other comprehensive loss									(452)	(244)	(209)				(179)	2	(59)	(273)	(246)	(150)
Equity in other comprehensive (loss) income of subsidiary, net of tax												(453)	(242)	(213)	(277)	(231)	(157)	(456)	(229)	(216)	1,186	702	586
Less: Other comprehensive income (loss) attributable to noncontrolling interests									1	(2)	4							1	(2)	4
Total other comprehensive loss attributable to Aon stockholders									(453)	(242)	(213)	(453)	(242)	(213)	(456)	(229)	(216)	(730)	(473)	(370)	1,186	702	586
Comprehensive income attributable to Aon stockholders									$ 526	$ 464	$ 534	$ 526	$ 464	$ 534	$ 394	$ 347	$ 423	$ 1,170	$ 855	$ 873	$ (1,564)	$ (1,202)	$ (1,296)